Annual Total Returns - BlackRock Advantage ESG U.S. Equity Fund (Investor A, Institutional and Investor C) [BarChart] - Investor A, C and Institutional - BlackRock Advantage ESG U.S. Equity Fund - Investor A Shares
Sep. 28, 2020
Bar Chart Table:
Annual Return 2016	13.94%
Annual Return 2017	21.22%
Annual Return 2018	(5.66%)
Annual Return 2019	30.79%